STOCKHOLDERS’ EQUITY (DEFICIT)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 14. STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

At June 30, 2023, the Company had 500 million shares of common stock, $0.0001 par value, authorized for issuance. Each share of common stock has the right to one vote. As of June 30, 2023, the Company had 55,937,658 shares of common stock outstanding. The Company has not declared or paid any dividends related to the common stock during the three or six months ended June 30, 2023 and 2022.

During the six months ended June 30, 2023, $7.3 million of convertible debt principal was converted into 21,651,846 shares of common stock and 285,000 shares of common stock was issued for vendor services.

Preferred Stock

At June 30, 2023, the Company had 25 million shares of preferred stock, $0.0001 par value, authorized for issuance. Preferred stock may be issued in classes or series. Designations, powers, preferences, rights, qualifications, limitations and restrictions are determined by the Company’s Board of Directors.

The following table summarizes the designations, shares authorized, and shares outstanding for the Company’s Preferred Stock:

Preferred Stock Series Designation	Shares Authorized	Shares Outstanding
Series A	750,000	48,100
Series 1A	5,000	—
Series B-1	2,000	—
Series B-2	1,000	—
Series 1B	900	900
Series C	1,000	—
Series D	3,000	—
Series D-1	2,500	—
Series E	2,800	—
Series F	7,000	—
Series G	2,000	—
Series H	2,500	—
Series I	1,000	—
Series J	1,350	—
Series J-1	1,000	—
Series K	20,000	—

Warrants

As of June 30, 2023, there are 79,314,823 outstanding warrants with exercise prices between $0.1268 and $5.30 per share.

Series A Preferred Stock

Refer to Note 12 for information on Series A Preferred Stock.

Series 1B Preferred Stock

Refer to Note 13 for information on Series 1B Preferred Stock.

Series 1A, B-1, B-2, C, D, D-1, E, F, G, H, I, J, J-1, and K Preferred Stock

There were no transactions involving the Series 1A, B-1, B-2, C, D, D-1, E, F, G, H, I, J, J-1, or K during the three and six months ended June 30, 2023.

NOTE 15. STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

At, the Company had 500 million shares of common stock, $0.0001 par value, authorized for issuance. Each share of common stock has the right to one vote. As of December 31, 2022, the Company had 34,000,812 shares of common stock outstanding. The Company has not declared or paid any dividends related to the common stock through December 31, 2022.

On March 4, 2021, Baybridge purchased 15,000 shares of the Company’s common stock for an aggregate purchase price of $3,000,000.

On August 2, 2021, the Company entered into a common stock purchase agreement (“Common Stock SPA”) with BD1 for the placement of 133,333 shares of the Company’s common stock for an aggregate purchase price of $10,000,000. The first tranche of 66,667 shares for $5,000,000 closed on September 2, 2021 and the second tranche closed on November 5, 2021.

Private Placement Offering

On August 4, 2022, the Company received $1,000,000 of gross proceeds pursuant to an unsecured convertible promissory note (the “Bridge Note”) sold and issued to Lucro Investments VCC – ESG Opportunities Fund (“Lucro”), an affiliate of Fleur. The Bridge Note matures on February 3, 2023 (the “Maturity Date”) and does not bear interest (except in the event of a default). If the Company completes a “Qualified Financing”, the $1 million outstanding principal amount of the Bridge Note will automatically convert into the type of securities offered by the Company in the Qualified Financing on the same pricing, terms and conditions as specified in the Qualified Financing. A Qualified Financing is defined as (i) the Company’s issuance and sale of shares of its equity or equity-linked securities to investors, (ii) on or before the Maturity Date, (iii) in a financing with total proceeds to the Company of at least $5,000,000 (inclusive of the conversion of the $1,000,000 Bridge Note), and (iv) which financing would result in the listing of the Company’s common stock on the Nasdaq Capital Market (“Nasdaq”).

On August 8, 2022, the Company entered into a securities purchase agreement (“SPA”) with Lucro for the private placement (the “Common Stock Private Placement”) of an aggregate of 943,397 shares (the “Shares”) of the Company’s common stock and warrants exercisable for up to an additional 1,415,095 shares of Common Stock (the “Warrants”). The Shares and Warrants were sold in units (the “Units”) at a fixed price of $5.30 per Unit. Each Unit consists of (i) one Share and (ii) Warrants exercisable for 1.5 shares of Common Stock.

Each Warrant is exercisable for five years at an exercise price of $5.30 per one share of Common Stock. The holder may not exercise the Warrants to the extent that, after giving effect to such exercise, the holder would beneficially own in excess of 9.99% of the shares of Common Stock outstanding, or, at the holder’s election on not less than 61 days notice, 19.99%. The Warrants are exercisable for cash. If, at the time the holder exercises any Warrants, a registration statement registering the issuance of the shares of Common Stock underlying the Warrants is not then effective or available for the issuance of such shares, then the Warrants may be net exercised on a cashless basis according to a formula set forth in the Warrants. There were 1,415,905 warrants outstanding at December 31, 2022.

On August 19, 2022, the Company received $4,000,000 of gross proceeds from the Common Stock Private Placement and the $1,000,000 Bridge Note was canceled and converted into Common Stock and Warrants. The $5,000,000 was allocated between the Common Stock and Warrants purchased based on the relative fair value of these instruments. The fair value of the Common Stocks was determined using the closing price of the stock at close if the SPA (Level 1 on the fair value hierarchy) and the fair value of the Warrants was determined using the Black Scholes model using the following inputs (Level 2 on the fair value hierarchy):

Warrants
Expected stock price volatility	82%
Dividend yield	0%
Risk-free interest rate	3%
Expected life of the warrants (in years)	5

Warrants

As of December 31, 2022, there are 3,929,311 outstanding warrants with exercise prices between $3.93 and $5.30 per share.

Preferred Stock

December 31, 2022, the Company had 25,000,000 shares of preferred stock, $0.0001 par value, authorized for issuance. Preferred stock may be issued in classes or series. Designations, powers, preferences, rights, qualifications, limitations and restrictions are determined by the Company’s Board of Directors. The following table summarizes the designations, shares authorized, and shares outstanding for the Company’s Preferred Stock:

Preferred Stock Series Designation	Shares Authorized	Shares Outstanding
Series A	750,000	48,100
Series 1A	5,000	—
Series B-1	2,000	—
Series B-2	1,000	—
Series C	1,000	—
Series D	3,000	—
Series D-1	2,500	—
Series E	2,800	—
Series F	7,000	—
Series G	2,000	—
Series H	2,500	—
Series I	1,000	—
Series J	1,350	—
Series J-1	1,000	—
Series K	20,000	—

Series A Preferred Stock

Refer to Note 13 for Series A Preferred Stock activity.

Series 1A Preferred Stock

Refer to Note 14 for Series 1A Preferred Stock activity.

Series B-1, B-2, C, D, D-1, E, F, G, H, I, J, J-1, and K Preferred Stock

There were no transactions involving the Series B-1, B-2, C, D, D-1, E, G, H, I, J, J-1, or K during the years ended December 31, 2022 and 2021.